Note 14 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Net sales	$ 1,385,280	$ 1,467,644
Operating income (loss)	70,345	181,067
Capital expenditures	53,367	71,431
Depreciation and amortization	36,523	32,375
Continuing Operations [Member]
Net sales	1,385,280	1,467,644
Operating income (loss)	70,345
Capital expenditures	52,100	71,450
Depreciation and amortization	36,523	32,376
Fruit and Vegetable Segment [Member] | Continuing Operations [Member]
Net sales	1,344,586	1,363,263
Operating income (loss)	66,750	175,810
Capital expenditures	47,421	67,963
Depreciation and amortization	36,126	29,534
Prepared Foods [Member] | Continuing Operations [Member]
Net sales	0	71,866
Operating income (loss)	0	1,967
Capital expenditures	0	1,451
Depreciation and amortization	0	2,299
Snack Segment [Member] | Continuing Operations [Member]
Net sales	12,332	10,999
Operating income (loss)	75	705
Capital expenditures	67	508
Depreciation and amortization	121	194
Corporate and Other [Member] | Continuing Operations [Member]
Net sales	28,362	21,516
Operating income (loss)	3,520	2,585
Capital expenditures	4,612	1,528
Depreciation and amortization	$ 276	$ 349